UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Madison Street Partners, LLC
           -----------------------------------------------------
Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Matthew J. Arnett
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  303-815-1662
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO               2/12/2008
---------------------              ---------------------              ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           65
                                         -----------
Form 13F Information Table Value Total:      $81,457
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                              FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
WAL MART STORES JAN 45.00      COM              921142102      100     142 X   CALL SOLE             SOLE      0    0
ABN AMRO HOLDING N.V.          COM              00937102       194    3600 SH  X    SOLE             SOLE      0    0
SPONSORED ADR CMNADR CMN
ADVANTA CORP CL-B CMN CLASS BB COM              007942204       56    7000 SH  X    SOLE             SOLE      0    0
AMERICAN EXP CO JAN 40.00      COM              25816109        91      60 X   CALL SOLE             SOLE      0    0
AMERICAN EXP CO JAN 60.00      COM              25816109        52     123 X   CALL SOLE             SOLE      0    0
ANHEUSER BUSCH COS INC. CMN    COM              035229103     5425  103654 SH  X    SOLE             SOLE      0    0
BERKXIRE HATHAWAY INC. CLASS B COM              084670207    15917    3361 SH  X    SOLE             SOLE      0    0
BORDERS GROUP INC CMN          COM              099709107      256   24128 SH  X    SOLE             SOLE      0    0
CHICOS FAS INC CMN             COM              168615102      180   20000 SH  X    SOLE             SOLE      0    0
CHIPOTLE MEXICAN GRILL, INC.   COM              169656204     9501   77218 SH  X    SOLE             SOLE      0    0
CMN CLASS B
CIRCUIT CITY STORES, INC. CMN  COM              172737108      415   99034 SH  X    SOLE             SOLE      0    0
CITADEL BROADCASTING CORP CMN  COM              17285T106      164   80000 SH  X    SOLE             SOLE      0    0
COMCAST CORPORATION CMN CLASS  COM              20030N200     3573  197200 SH  X    SOLE             SOLE      0    0
A NON VOTING
COMPUCREDIT CORP JAN 15.00     COM              20478N100        4      13 X   CALL SOLE             SOLE      0    0
CONTANGO OIL & GAS COMPANY CMN COM              21075N204      419    8234 SH  X    SOLE             SOLE      0    0
CRESUD S.A. SPONS ADR          COM              226406106     1753   88121 SH  X    SOLE             SOLE      0    0
SPONSORED ADR CMNADR CMN
CSX CORP MAY 45.00             COM              126408103       87     217 X   PUT  SOLE             SOLE      0    0
DEVON ENERGY CORPORATION (NEW) COM              25179M103     1778   20000 SH  X    SOLE             SOLE      0    0
CMN
FAIRFAX FINANCIAL HLDGS LTD    COM              303901102     4829   16878 SH  X    SOLE             SOLE      0    0
CMN
GENERAL ELECTRIC JAN 40.00     COM              369604102       73     309 X   CALL SOLE             SOLE      0    0
H & R BLOCK INC. CMN           COM              093671105      253   13674 SH  X    SOLE             SOLE      0    0
HARBOR ACQUISITION CORP        *W EXP 4/25/117  41145X115       54  189108 SH  X    SOLE             SOLE      0    0
HD PARTNERS ACQUISITION        *W EXP           40415K118       80   99863 SH  X    SOLE             SOLE      0    0
CORPORATIONEXP06/01/2010       06/01/2010
HIGHBURY FINANCIAL INC. 5.0000 *W EXP           42982Y117      156  348784 SH  X    SOLE             SOLE      0    0
EXP                            02/25/2010
HILLTOP HOLDINGS INC CMN       COM              432748101      233   21419 SH  X    SOLE             SOLE      0    0
HUDSON CITY BANCORP INC CMN    COM              443683107     3947  262848 SH  X    SOLE             SOLE      0    0
IXARES DJ US RE JAN 86.00      COM              464287739       64      33 X   PUT  SOLE             SOLE      0    0
IXARES LEHMAN 20+ YEAR         COM              464287432       71     768 SH  X    SOLE             SOLE      0    0
TREASURY BOND FUND ETF
JOHNSON JOHNSON JAN 60.00      COM              478160104      155     141 X   CALL SOLE             SOLE      0    0
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108     1181   39400 SH  X    SOLE             SOLE      0    0
CMN
LEVEL 3 COMMUNICATIONS INC     COM              52729N100       80     250 X   CALL SOLE             SOLE      0    0
LOUISIANA BANCORP INC CMN      COM              54619P104      146   13946 SH  X    SOLE             SOLE      0    0
M T R GAMING GROUP INC CMN     COM              553769100      158   23300 SH  X    SOLE             SOLE      0    0
MARKEL CORP CMN                COM              570535104     4416    8994 SH  X    SOLE             SOLE      0    0
MARKET VECTORS ETF TR- GLOBAL  COM              57060U605      574   10000 SH  X    SOLE             SOLE      0    0
AGRIBUSINESS ETF ETF
MARXALL & ILSLEY CORP          COM              571837103        3      10 X   CALL SOLE             SOLE      0    0
MEDIA & ENTERTAINMENT          *W EXP           58439W108       52   69615 SH  X    SOLE             SOLE      0    0
HOLDINGS, INC.                 03/09/2011
METAVANTE TECHNOLOGIES, INC.   COM              591407101      706   30286 SH  X    SOLE             SOLE      0    0
CMN
NATIONAL BEVERAGE CORP CMN     COM              635017106      596   74194 SH  X    SOLE             SOLE      0    0
NATUZZI SPA ADR CMN            COM              63905A101       89   19400 SH  X    SOLE             SOLE      0    0
NOBLE CORPORATION CMN          COM              G65422100      565   10000 SH  X    SOLE             SOLE      0    0
NORFOLK SOUTHERN JUN 50.00     COM              655844108       42     109 X   PUT  SOLE             SOLE      0    0
NORTH AMER INS LEADERS,INC     *W EXP           65687M112       54  124125 SH  X    SOLE             SOLE      0    0
                               03/21/2010
OCEANAUT, INC. 6.0000          *W EXP           675227110      313  190920 SH  X    SOLE             SOLE      0    0
                               03/01/2012
ODYSSEY RE HLDGS CORP CMN      COM              67612W108     1994   54332 SH  X    SOLE             SOLE      0    0
PC MALL INC CMN                COM              69323K100      148   16000 SH  X    SOLE             SOLE      0    0
PEP BOYS MANNY-MOE &JACK CMN   COM              713278109      598   52166 SH  X    SOLE             SOLE      0    0
POWERXARES DB AGRICULTURE FUND COM              73936B408     1319   40000 SH  X    SOLE             SOLE      0    0
- ETF
RADIAN GROUP INC CMN           COM              750236101      100    8600 SH  X    SOLE             SOLE      0    0
S&P DEPOSITARY JUN 154.00      COM              78462F113      124     105 X   PUT  SOLE             SOLE      0    0
SAKS INCORPORATED CMN          COM              79377W108      676   32601 SH  X    SOLE             SOLE      0    0
SEABOARD CORP. MASS. CMN       COM              811543107     1502    1022 SH  X    SOLE             SOLE      0    0
SEARS HOLDINGS CORPORATION CMN COM              812350106      548    5374 SH  X    SOLE             SOLE      0    0
SP ACQUISITION HOLDINGS IN     COM              78470A112       46   50000 SH  X    SOLE             SOLE      0    0
7.5000 EXP10/10/2012
SP ACQUISITION HOLDINGS INC. 1 COM              78470A203      610   59806 SH  X    SOLE             SOLE      0    0
UNT=1XR+1WTS
STANDARD & POORS DEP RCPTS     COM              78462F103      224    1536 SH  X    SOLE             SOLE      0    0
SPDR
STEIN MART INC CMN             COM              858375108       47   10106 SH  X    SOLE             SOLE      0    0
STREETTRACKS GOLD TRUST ETF    COM              863307104    10779  130720 SH  X    SOLE             SOLE      0    0
SUPERIOR ENERGY SERVICES INC   COM              868157108     1032   30000 SH  X    SOLE             SOLE      0    0
CMN
TERRA INDUSTRIES INC CMN       COM              880915103      716   15000 SH  X    SOLE             SOLE      0    0
UNION PAC CORP MAY 125.00      COM              907818108       55      65 X   PUT  SOLE             SOLE      0    0
USG CORP (NEW) CMN             COM              903293405      998   27902 SH  X    SOLE             SOLE      0    0
WAL MART STORES JAN 40.00      COM              921142102       75      72 X   CALL SOLE             SOLE      0    0
YAMANA GOLD INC CMN            COM              98462Y100      790   61216 SH  X    SOLE             SOLE      0    0
YRC WORLDWIDE INC CMN          COM              984249102      186   10900 SH  X    SOLE             SOLE      0    0